Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Ordinary Shares	Additional paid-in capital	Statutory reserve	Retained Earnings	Accumulated other comprehensive (loss) income	Total
Balance at Dec. 31, 2019	$ 1,099	$ 2,628,356	$ 664,747	$ 5,737,614	$ (76,125)	$ 8,955,691
Balance (in Shares) at Dec. 31, 2019	10,987,679
Foreign currency translation					521,914	521,914
Net income				1,688,859		1,688,859
Appropriation of Statutory reserve			48,990	(48,990)
Balance at Dec. 31, 2020	$ 1,099	2,628,356	713,737	7,377,483	445,789	11,166,464
Balance (in Shares) at Dec. 31, 2020	10,987,679
Foreign currency translation					290,407	290,407
Net income				1,669,357		1,669,357
Appropriation of Statutory reserve			53,470	(53,470)
Balance at Dec. 31, 2021	$ 1,099	$ 2,628,356	$ 767,207	$ 8,993,370	$ 736,196	$ 13,126,228
Balance (in Shares) at Dec. 31, 2021	10,987,679